United States
     Securities And Exchange Commission
           Washington, DC  20549

               FORM  13F

         FORM  13F  COVER PAGE

Report for the Calendar Year or Quarter Ended:
March 31, 2013

Check here if Amendment [      ];Amendment #:
This Amendment (Check only one.):
[    ] is a restatement
[    ] adds new holdings entries.

Institutional Investment Manager Filing this
Report:

Name:     Dudley & Shanley, LLC
Address:  130 Maple Avenue
          Suite 6
          Red Bank, NJ 07701-1729

13F File Number:   801-30300

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this report on Behalf
Of Reporting Manager:

Name:    Frank E. Shanley
Title:      Manager
Phone:    732.936.1030

Signature, Place, and Date of Signing:

Frank E. Shanley, Red Bank, NJ, April 19, 2013
Report Type (Check only one.)

[ X ]    13F   HOLDINGS REPORT
[   ]    13F   NOTICE
[   ]    13F   COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS
REQUIRED BY THE SECURITIES
EXCHANGE ACT OF 1934.





FORM  13F  SUMMARY  PAGE

Report  Summary:

Number of Other Included Managers: 0

Form 13F Info. Table Entry Total:

Form 13F Info. Table Value Total:

List of Other Included Managers: None

No.    13F    File Number     Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Adobe Systems, Inc.            COM              00724F101    25811   593150 SH       Sole                   593150
African Potash                 COM              B4QYTJ5        102  2000000 SH       Sole                  2000000
Anadarko Petroleum             COM              032511107    14623   167210 SH       Sole                   167210
Beacon Roofing Supply          COM              073685109    28448   735850 SH       Sole                   735850
CSX Corp.                      COM              126408103      282    11450 SH       Sole                    11450
Delta Air Lines,Inc.           COM              247361702      259    15700 SH       Sole                    15700
EMC Corp.                      COM              268648102      674    28200 SH       Sole                    28200
Ecolab Inc.                    COM              278865100    17110   213400 SH       Sole                   213400
Enersys                        COM              29275Y102    20807   456495 SH       Sole                   456495
Fastenal Co.                   COM              311900104    12091   235550 SH       Sole                   235550
Fiserv Inc.                    COM              337738108    22218   252875 SH       Sole                   252875
General Electric Co            COM              369604103      964    41700 SH       Sole                    41700
Henry Schein Inc.              COM              806407102    19926   215300 SH       Sole                   215300
Hovnanian Entr.                COM              442487203    11545  2000800 SH       Sole                  2000800
Intel Corp                     COM              458140100    19945   913430 SH       Sole                   913430
Intuit, Inc.                   COM              461202103    19439   296050 SH       Sole                   296050
Linear Technology              COM              535678106    23532   613295 SH       Sole                   613295
Mettler-Toledo Int'l           COM              592688105    18431    86440 SH       Sole                    86440
Microsoft Corp.                COM              594918104      758    26500 SH       Sole                    26500
Paccar Inc.                    COM              693718108    20570   406850 SH       Sole                   406850
Petromanas Energy              COM              71672A105       10   100000 SH       Sole                   100000
Polypore Int'l Inc.            COM              73179V103    18597   462850 SH       Sole                   462850
ProSh UltSht 20+ TYS           COM              74347B201     4670    71070 SH       Sole                    71070
Ritchie Bros.                  COM              767744105      651    30000 SH       Sole                    30000
Robert Half Int'l              COM              770323103    21975   585525 SH       Sole                   585525
SM Energy Company              COM              78454L100    19849   335170 SH       Sole                   335170
Schlumberger Ltd.              COM              806857108    13544   180850 SH       Sole                   180850
Solera Holdings                COM              83421A104    14985   256900 SH       Sole                   256900
Toll Brothers, Inc.            COM              889478103    23413   683800 SH       Sole                   683800
Warren Resources               COM              93564A100      252    78400 SH       Sole                    78400
Waters Corporation             COM              941848103    19742   210221 SH       Sole                   210221